Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current:
Trade receivables and other current assets	$ (2)	$ 9
Accrued expenses, net	28	28
Tax credit carryforwards	20	29
Other Current	(11)
Total current deferred income tax asset (liability)	35	66
Valuation allowance	(5)	(17)
Net current deferred income tax asset (liability)	30	49
Long-term:
Property and equipment	1	12
Intangible assets	(1,026)	(1,102)
Net operating loss carry-forwards	98	101
Stock compensation	62	56
U.S. income taxes on non-U.S. unremitted earnings	(24)	(20)
Other Non-Current	34
Other, net	(5)	(25)
Total long-term deferred income tax liability	(860)	(978)
Valuation allowance	(62)	(48)
Net long-term deferred income tax liability	(922)	(1,026)
Segment, Discontinued Operations
Current:
Net current deferred income tax asset (liability)	(13)	(15)
Long-term:
Net long-term deferred income tax liability	282	354
Segment, Continuing Operations
Current:
Net current deferred income tax asset (liability)	17	34
Long-term:
Net long-term deferred income tax liability	$ (640)	$ (672)